Intangible Assets (Details) - USD ($)	1 Months Ended		2 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2017	Oct. 31, 2016	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Intangible Assets (Textual)
Provisional of cultivation of medical marijuana					$ 300,000	$ 300,000
Provisional Grow License [Member]
Intangible Assets (Textual)
Provisional of cultivation of medical marijuana		$ 300,000
License amount paid deposit to seller		$ 25,000
Advanced amount of fund the purchase of license	$ 350,000